UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-8942
First Carolina Investors, Inc.

(Exact name of registrant as specified in charter)
9347 A Founders Street
Fort Mill, South Carolina 29708

(Address of principal executive office)
Brent D. Baird
First Carolina Investors, Inc.
9347 A Founders Street
Fort Mill, South Carolina 29708

(Name and address of agent of service)
Registrant’s telephone number, including area code: 803-802-0890
Date of fiscal year end: December 31, 2010
Date of reporting period: September 30, 2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimated and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibit
SIGNATURE

Item 1. Schedule of Investments. The schedule of investments are as follows:
FIRST CAROLINA INVESTORS, INC.
QUARTERLY HOLDINGS REPORT
SCHEDULE OF INVESTMENTS
September 30, 2010
(UNAUDITED)

	Principal
	Amount or
	No. Shares	Fair Value
Common and Preferred Stocks — 28.7%

Financial Services — 6.6%

F H L M C Pfd — Series L	73,647	47,134
F H L M C Pfd — Series M	625	406
F H L M C Pfd	5,000	1,250

Diversified — 93.4%
Ravensource Fund	74,000	685,286

Total Common and Preferred Stocks		734,076

Fixed Income Securities — 71.3%

US Treasury Note 4.50% due 2011	$1,751,000	1,824,262

Total Fixed Income Securities		l,824,262

Total Investments in Securities		$2,558,338

At September 30, 2010 the Registrant held short term investments consisting of a money market mutual fund of $4,208,830.
Item 2. Controls and Procedures
(a)	The Registrant’s principal executive officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibit.
A separate certification from the principal executive officer as required pursuant to Rule 30a-2(a) under the 1940 Act is attached.
SIGNATURE
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf of the undersigned, thereunto duly authorized.
FIRST CAROLINA INVESTORS, INC.

By:	/s/ Brent D. Baird
Brent D. Baird
President

Date: November 24, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:	/s/ Brent D. Baird
Brent D. Baird
Chief Executive Officer

Date: November 24, 2010
The Registrant has no chief financial officer.

CERTIFICATION
I, Brent D. Baird, certify that:
1.	I have reviewed this report on Form N-Q of First Carolina Investors, Inc. (the “Registrant”);
2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;
4.	The Registrant and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to me by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under my supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the Registrant’s disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting; and
5.	The Registrant and I have disclosed to the Registrant’s auditors and the audit committee of the Registrant’s board of directors (or persons performing the equivalent functions);
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant’s internal control over financial reporting.
Date: November 24, 2010

By:	/s/ Brent D. Baird
Brent D. Baird
Chief Executive Officer / President